Property and Equipment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 24, 2022	Sep. 25, 2021	Sep. 26, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 5.5	$ 4.0	$ 5.3